Equipment Financing (Details) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 28, 2009 Telecommunications Equipment [Member]	Jun. 30, 2012 Telecommunications Equipment [Member]	May 31, 2013 Telecommunications Equipment [Member]	Jun. 30, 2012 Telecommunications Equipment [Member]	Dec. 31, 2012 Telecommunications Equipment [Member]	Dec. 31, 2011 Telecommunications Equipment [Member]	Jun. 30, 2013 Telecommunications Equipment [Member]	Jun. 30, 2012 Telecommunications Equipment [Member] Capital Lease Obligations [Member]	Jun. 30, 2012 Telecommunications Equipment [Member] Capital Lease Obligations [Member]	Dec. 31, 2012 Telecommunications Equipment [Member] Capital Lease Obligations [Member]	Dec. 31, 2011 Telecommunications Equipment [Member] Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Number of customers locations where equipment is installed					1,981				2,100		2,100
Proceeds from sale of equipment to financing institution					$ 4,100,670
Number of payments					36				36
Monthly rental payment					144,000				144,000
Number of payments until lease can be cancelled					33				33
One time fee for cancellation					410,000				410,000
Cancellation fee as a percentage of equipment value					10.00%				10.00%
Payments toward in place fair market value									422,100
Increase in restricted cash	(140,700)		140,700				284,400		140,700
Restricted cash			140,700
Maximum amount of additional payment			130,000
Lease payments						422,096		844,191	1,125,588	1,688,382
Lease payments applied to principal						402,614		791,195						1,067,649	1,423,528
Interest portion of lease payments									57,939	264,854		19,482	52,996
Capitalized lease acquisition fees									150,792	150,792
Amortization of the lease acquisition fee						$ 12,597		$ 25,134	$ 33,512	$ 50,268